Segment information - Geographic information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	€ 485,031	€ 535,004	€ 361,465
Property and equipment, net	10,079	13,075
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	106,032	139,885	102,687
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	45,209	52,789	42,301
Property and equipment, net	10,040	13,012
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	55,867	68,554	41,389
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	29,240	31,899	11,862
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	39,016	19,200	5,999
All other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	209,667	222,677	€ 157,227
Property and equipment, net	€ 39	€ 63